COMMITMENTS - Contractual Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Purchase obligations	$ 114.6	$ 64.0
Capital expenditure obligations	347.0	423.7
Lease obligations	33.7	20.9
Contractual obligation	$ 495.3	$ 508.6